EARNINGS (LOSS) PER SHARE (Schedule of Data Relating to Net Income (Loss) and Weighted Average Number of Shares) (Details) - ILS (₪) shares in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Earnings (loss) per share
Profit (loss) for the year	₪ 114	[1]	₪ 52	₪ (40)
Weighted average number of shares used in computation of basic EPS (in thousands)	162,733		156,268	156,081
Add - net additional shares from assumed exercise of employee stock options and restricted shared (in thousands)	1,804		1,828	0
Weighted average number of shares used in computation of diluted EPS (in thousands)	164,537		158,096	156,081
Number of options and restricted shares not taken into account in computation of diluted earnings per share, because of their anti-dilutive effect (in thousands)	5,650		8,906	15,587

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.